11. Share Capital: Schedule of Outstanding and Exercisable Stock Options (Details)	Jul. 31, 2019 $ / shares shares	Jul. 31, 2018 $ / shares
Stock Options - Expiry Date September 24, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares		$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	37,500
Stock Options - Expiry Date April 26, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares		0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	20,327,039
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	20,327,039
Stock Options - Expiry Date June 22, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,488,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,426,227
Stock Options - Expiry Date December 12, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares		$ 0.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	720,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	180,000
Stock Options - Expiry Date All
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	28,635,766
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	26,970,766